Equity (Details)							1 Months Ended				3 Months Ended		6 Months Ended				12 Months Ended
		Jun. 21, 2024 USD ($) $ / shares shares	Feb. 01, 2023 shares	Nov. 15, 2022 USD ($) shares	Jun. 21, 2022 $ / shares shares	Nov. 30, 2021 $ / shares shares	Jan. 31, 2024 shares	Jul. 31, 2023 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares		Dec. 31, 2022 USD ($) $ / shares shares		Jun. 15, 2024 $ / shares	May 31, 2024 shares	Apr. 30, 2024 $ / shares shares	Mar. 31, 2024 shares		Mar. 31, 2023 shares	[2]	Jan. 01, 2022 $ / shares	Dec. 31, 2021 shares	Oct. 04, 2021 L / shares
Equity [Line Items]
Common stock, shares authorized											1,000,000,000	[1]	1,000,000,000	[1]			1,000,000,000	[1]	1,000,000,000
Common stock par value (in Dollars per share) | $ / shares											$ 0.0001	[1]	$ 0.0001	[1]			$ 0.0001	[1]	$ 0.0001
Common stock, shares issued	[1]										46,859,633		46,859,633				37,488,807
Working capital loans (in Dollars) | $		$ 2,636,000
Conversion of working capital units		263,600
Warrants rights of each holder		263,600
Fair value of shares of common stock		1,200,000
Fair value of shares (in Dollars) | $		$ 3,072,000
Common stock price per share (in Dollars per share) | $ / shares		$ 2.56
Fair value Price per share (in Dollars per share) | (per share)											$ 10		$ 10																	L 1
Proceeds from private placement (in Dollars) | $													$ 946,800
Common stock, shares outstanding	[1]										46,859,633		46,859,633				37,488,807
Preferred stock authorized											100,000,000		100,000,000
Preferred stock ,par value (in Dollars per share) | $ / shares											$ 0.0001		$ 0.0001
Preferred stock issued
Preferred stock outstanding
Warrants expire		5 years
Warrant price per share (in Dollars per share) | $ / shares													$ 0.01
Written notice of redemption period													30 days
Redemption period													30 days
Trading days													20 days
Business days before the notice redemptions													30 days
Expected volatility													10.30%
Risk-free interest rate													2.92%
Expected life													1 year 4 months 17 days
Exercise price (in Dollars per share) | $ / shares											$ 11.5		$ 11.5
Share price (in Dollars per share) | $ / shares											$ 9.76		$ 9.76								$ 11.1347
Purchase shares of common stock													4,900,000
Shares issued (in Dollars) | $	[1]										$ 4,686		$ 4,686				$ 3,749
Subscribe for shares common stock						500,000
Cash consideration (in Dollars) | $				$ 500,000				$ 331,250											$ 300,000
Outstanding liabilities (in Dollars) | $									$ 143,074
Lease liabilities (in Dollars) | $									$ 131,588		$ 16,956		16,956		$ 131,588				131,077
Share-based compensation expenses (in Dollars) | $													$ 1,007,712		$ 45		$ 331,295		$ 16,676
Warrant [Member]
Equity [Line Items]
Issued and outstanding warrants		263,600									10,537,475		10,537,475
Sponsor shares amount					20,000
Warrants per units (in Dollars per share) | $ / shares											$ 0.108		$ 0.108
Public Warrants [Member]
Equity [Line Items]
Fair value of warrants (in Dollars) | $													$ 1,100,000
Private Warrants [Member]
Equity [Line Items]
Fair value of warrants (in Dollars) | $													$ 50,000.00
Common Stock [Member]
Equity [Line Items]
Common stock, shares authorized																	1,000,000,000
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001				$ 0.4		$ 0.048	$ 0.063						$ 0.063		$ 0.0001						$ 0.068
Common stock, shares issued				250,000				1,173,878														1,155,513	44,940
Shares of common stock		263,600				5,000,000
shares issued		1,200,000	4,391,101				4,391,101		17,008,312		1,200,000	[2]					17,008,312
Fair value Price per share (in Dollars per share) | $ / shares					$ 11.5
Common stock, shares outstanding									34,502,554	[2]	46,859,633	[2]	46,859,633	[2]	34,502,554	[2]	37,488,807	[2]	31,754,844	[2]				38,799,547	[2]	32,318,667			247,059,590
Purchase shares of common stock													10,537,485
Shares issued (in Dollars) | $		$ 1,027,386
Common stock outstanding																	291,966,215		247,309,590
Mr Sham [Member]
Equity [Line Items]
Lease liabilities (in Dollars) | $									$ 461,566						$ 461,566
Business Combination [Member]
Equity [Line Items]
shares issued													90,000
Business Combination [Member] | Common Stock [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares											$ 0.0001		$ 0.0001
Common stock, shares issued											46,859,633		46,859,633
Sponsor [Member]
Equity [Line Items]
shares issued					478,875
Sponsor [Member] | Warrant [Member]
Equity [Line Items]
Issued and outstanding warrants					478,875
Sponsor [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares issued											2,443,750		2,443,750
Private Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares issued											548,761		548,761
Public Shareholders [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares issued											2,227,162		2,227,162
Underwriter [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares issued											60,000		60,000
Investors [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.048
Common stock, shares issued								2,835,526
Cash consideration (in Dollars) | $								$ 1,060,000
Investors [Member] | Common Stock [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.063
Common stock, shares issued									22,083,334						22,083,334									1,310,740
US Tiger [Member]
Equity [Line Items]
Sponsor shares amount					20,000
Mr. Wellen Sham [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares									$ 0.048		$ 0.49		$ 0.49		$ 0.048		$ 0.048
Common stock, shares issued											2,183,887		2,183,887				17,008,312
Outstanding liabilities (in Dollars) | $													$ 461,566				$ 461,566
Mr. Shen [Member]
Equity [Line Items]
Outstanding liabilities (in Dollars) | $									$ 335,296
Ms. Wanda Tong [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.048			$ 0.49		$ 0.49				$ 0.063
Common stock, shares issued								150,727
Ms. Wanda Tong [Member] | Common Stock [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.048
Ms. Tong [Member]
Equity [Line Items]
Service fees (in Dollars) | $								$ 56,346
Share-based compensation expenses (in Dollars) | $								$ 17,608
Ms. Tong [Member] | Common Stock [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares								$ 0.063
FLFV [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares		$ 0.0001
Common stock, shares issued											90,000		90,000
Working capital loans (in Dollars) | $		$ 2,636,000
Conversion of working capital units		263,600
Shares of common stock		263,600											263,600
Issued and outstanding warrants					9,775,000
Warrants rights of each holder		263,600
shares issued		1,200,000
Fair value of shares of common stock		1,200,000
Fair value of shares (in Dollars) | $		$ 3,072,000
Fair value Price per share (in Dollars per share) | $ / shares		$ 2.56
Warrants exercised		263,600
FLFV [Member] | Common Stock [Member]
Equity [Line Items]
Common stock, shares issued											5,279,673		5,279,673
shares issued		289,960
Subscription and Option Agreement [Member] | Common Stock [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares						$ 2
Directors [Member]
Equity [Line Items]
Common stock, shares issued																								90,000
Fair value of shares (in Dollars) | $													$ 900,000
Common stock price per share (in Dollars per share) | $ / shares											$ 10		$ 10
Class A Common Stock [Member]
Equity [Line Items]
Common stock par value (in Dollars per share) | $ / shares											$ 0.0001		0.0001
Warrants exercise price (in Dollars per share) | $ / shares													$ 16.5
Exercise price (in Dollars per share) | $ / shares																												$ 5
IPO [Member]
Equity [Line Items]
shares issued					9,775,000

[1]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 – Organization and Business Description”).
[2]	The share information and additional paid-in capital are presented on a retroactive basis to reflect the reverse recapitalization on June 21, 2024 (see the discussion under the heading “Reverse Recapitalization” in “Note 1 - Organization and Business Description”).